Offsetting. (Details) - Schedule of Derivative Instruments (USD $)	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Net Amount of Assets in the Statement of Financial Condition	$ 481,931	$ 762,636
Net Amount	(142,271)	(218,596)
Net Amount of Liabilities in the Statement of Financial Condition	15,975	0
Net Amount	(142,271)	(218,596)
Derivative Assets and Collateral Held by Company [Member] | OASIS RCM, LLC [Member]
Derivative [Line Items]
Net Amount of Assets in the Statement of Financial Condition	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	0	0
Derivative Assets and Collateral Held by Company [Member] | OASIS PGR, LLC [Member]
Derivative [Line Items]
Net Amount of Assets in the Statement of Financial Condition	297,571	550,967
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	297,571	550,967
Derivative Assets and Collateral Held by Company [Member] | OASIS PAM, LLC [Member]
Derivative [Line Items]
Net Amount of Assets in the Statement of Financial Condition	0	(22,515)
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	0	(22,515)
Derivative Assets and Collateral Held by Company [Member] | OASIS CIM, LLC [Member]
Derivative [Line Items]
Net Amount of Assets in the Statement of Financial Condition	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	0	0
Derivative Assets and Collateral Held by Company [Member] | OASIS ROW, LLC [Member]
Derivative [Line Items]
Net Amount of Assets in the Statement of Financial Condition	184,361	0
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	184,361	0
Derivative Assets and Collateral Held by Company [Member] | OASIS Bleeker, LLC [Member]
Derivative [Line Items]
Net Amount of Assets in the Statement of Financial Condition	0	234,184
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	0	234,184
Derivative Assets and Collateral Held by Company [Member] | OASIS PR, LLC [Member]
Derivative [Line Items]
Net Amount of Assets in the Statement of Financial Condition	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	0	0
Derivative Assets and Collateral Held by Company [Member]
Derivative [Line Items]
Net Amount of Assets in the Statement of Financial Condition	481,932	762,636
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	481,932	762,636
Derivative Liabilities and Collateral Pledged by Company [Member] | OASIS RCM, LLC [Member]
Derivative [Line Items]
Net Amount of Liabilities in the Statement of Financial Condition	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	0	0
Derivative Liabilities and Collateral Pledged by Company [Member] | OASIS PGR, LLC [Member]
Derivative [Line Items]
Net Amount of Liabilities in the Statement of Financial Condition	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	0	0
Derivative Liabilities and Collateral Pledged by Company [Member] | OASIS PAM, LLC [Member]
Derivative [Line Items]
Net Amount of Liabilities in the Statement of Financial Condition	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	0	0
Derivative Liabilities and Collateral Pledged by Company [Member] | OASIS CIM, LLC [Member]
Derivative [Line Items]
Net Amount of Liabilities in the Statement of Financial Condition	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	0	0
Derivative Liabilities and Collateral Pledged by Company [Member] | OASIS ROW, LLC [Member]
Derivative [Line Items]
Net Amount of Liabilities in the Statement of Financial Condition	15,975	0
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	(15,975)	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	0	0
Derivative Liabilities and Collateral Pledged by Company [Member] | OASIS Bleeker, LLC [Member]
Derivative [Line Items]
Net Amount of Liabilities in the Statement of Financial Condition	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	0	0
Derivative Liabilities and Collateral Pledged by Company [Member] | OASIS PR, LLC [Member]
Derivative [Line Items]
Net Amount of Liabilities in the Statement of Financial Condition	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	0	0
Derivative Liabilities and Collateral Pledged by Company [Member]
Derivative [Line Items]
Net Amount of Liabilities in the Statement of Financial Condition	15,975	0
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	(15,975)	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	$ 0	$ 0